Investment in associate (Q2) (Tables)	6 Months Ended
Jan. 31, 2025
Investment in associate [Abstract]
Summarized balance sheet
Summarized balance sheet

January 31, 2025
ASSETS
Cash	$20,931
Due from related parties	81,340
Prepaid expenses	40,000
Start-up costs, net	104,000
Total assets	$246,271
LIABILITIES
Accrued liabilities	$10,000
Convertible notes	825,050
Total liabilities	$835,050

Summarized statement of loss
Summarized statement of loss

November 6, 2024 to January 31, 2025
Operating expenses
Consulting expenses	$140,000
General and administrative expenses	5,391
Legal and professional fees	54,770
Amortization	1,763
Total operating expenses	(201,924)
Interest expenses	(11,775)
Net loss	$213,699

Continuity of the Company's Investment in Associate
A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(106,850)
Balance as at January 31, 2025	$1,113,150